UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): January 8, 2026

WORLD OMNI FINANCIAL CORP.1

(Exact name of securitizer as specified in its charter)

025-00279	0001004150
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Paula Pescaru, Assistant Secretary, (954) 418-5368

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

[1]	World Omni Financial Corp., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered and privately issued by the following affiliated registrants: (i) auto loan – World Omni Auto Receivables LLC (Commission File Numbers 333-228112, 333-261470, and 333-283578; Central Index Key Number 0001083199), (ii) auto lease – World Omni Auto Leasing LLC (Commission File Numbers 333-264720 and 333-289150; Central Index Key Number 0001439697) and (iii) floorplan finance – World Omni Master Owner Trust (Central Index Key Number 0001321535).

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), World Omni Financial Corp. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WORLD OMNI FINANCIAL CORP.
(Securitizer)

By:	/s/ Bryan Romano
Name: Bryan Romano
Title: Treasurer
World Omni Financial Corp.

Date: January 8, 2026